Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-0506

Re:	Separate Account VA AA File No. 811-22113, CIK: 0001402306 Rule 30b2-1 Filing

Commissioners:

As required by Rule 30e2 under the Investment Company Act of 1940, as amended (the “Act”), Separate Account VA AA, a unit investment trust registered under the Act, recently mailed to its contract owners the Annual report of the underlying funds of the following underlying management investment companies:

•	Transamerica Series Trust, (CIK: 0000778207);

•	Fidelity Variable Insurance Products Fund (CIK: 0000356494, 0000831016; 0000927384);

•	ProFunds, (CIK: 001039803);

•	Access One Trust, (CIK: 0001301123);

•	Franklin Templeton Variable Insurance Products Trust (CIK: 0000837274);

•	AllianceBernstein Variable Products Series Fund, Inc. (CIK: 0000825316);

This filing constitutes the filing of those reports as required by rule 30b2-1 under the Act.

Pursuant to Rule 30e-1 under the Act, each of the underlying management investment companies have filed or will file its Annual Report with the Commission via EDGAR. To the extent necessary, these filings are incorporated herein by reference.

Very truly yours,

/s/ Darin D. Smith

Darin D. Smith, Vice President

Western Reserve Life Assurance Co. of Ohio